INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Tables)	6 Months Ended
Dec. 31, 2019
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Schedule of revenue

	12/31/2019	12/31/2018
Sale of goods and services	97,286,206	91,539,573
Royalties	1,216,161	518,933
	98,502,367	92,058,506

Schedule of cost of sales

Item	12/31/2019	12/31/2018
Inventories as of the beginning of the period	27,322,003	19,366,001
Adjustment of opening net book amount for the application of IAS 29	—	4,273,416
Purchases of the period	51,638,178	45,121,088
Production costs	6,310,757	5,119,487
Foreign currency translation	(1,183,800)	(2,129,829)
Subtotal	84,087,138	71,750,163
Inventories as of the end of the period	(30,779,336)	(24,097,484)
Cost of sales	53,307,802	47,652,679

Schedule of R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	12/31/2019	12/31/2018
Amortization intangible assets	525,003	269,721
Import and export expenses	9,527	7,947
Depreciation property, plant and equipment	20,149	64,988
Freight and haulage	—	1,674
Employee benefits and social securities	602,410	268,830
Taxes	418	1,564
Maintenance	14,322	22,305
Energy and fuel	37,099	42,733
Supplies and materials	383,226	352,130
Mobility and travel	24,894	18,920
Share-based incentives	—	8,921
Professional fees and outsourced services	5,452	24,640
Professional fees related parties	488,516	—
Office supplies	4,081	—
Insurance	2,524	4,369
Depreciation of leased assets	5,564	—
Miscellaneous	4,167	5,415
Total	2,127,352	1,094,157

	12/31/2019	12/31/2018
R&D Capitalized (Note 5.8)	504,122	557,505
R&D profit and loss	2,127,352	1,094,157
Total	2,631,474	1,651,662
% of total revenue	2.67%	1.79%

Schedule of expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2019
Amortization intangible assets	—	578,066	578,066
Analysis and storage	21,129	3,017	24,146
Commissions and royalties	771,883	245,341	1,017,224
Import and export expenses	82,036	577,023	659,059
Depreciation property, plant and equipment	625,286	344,089	969,375
Depreciation of leased assets	177,095	125,371	302,466
Impairment of receivables	—	1,120,787	1,120,787
Freight and haulage	451,648	1,664,525	2,116,173
Employee benefits and social securities	2,555,203	6,273,892	8,829,095
Maintenance	227,532	275,117	502,649
Energy and fuel	237,510	73,047	310,557
Supplies and materials	174,031	137,727	311,758
Mobility and travel	8,964	974,167	983,131
Publicity and advertising	—	1,078,928	1,078,928
Contingencies	—	(8,134)	(8,134)
Share-based incentives	—	1,867,334	1,867,334
Professional fees and outsourced services	337,896	406,488	744,384
Professional fees related parties	—	32,672	32,672
Office supplies	38,433	192,830	231,263
Insurance	51,019	249,522	300,541
Information technology expenses	282	382,249	382,531
Obsolescence	524,264	—	524,264
Taxes	16,513	2,495,732	2,512,245
Miscellaneous	10,033	92,529	102,562
Total	6,310,757	19,182,319	25,493,076

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2018
Amortization intangible assets	—	722,571	722,571
Analysis and storage	535,388	125,556	660,944
Commissions and royalties	396,325	186,406	582,731
Import and export expenses	34,977	542,692	577,669
Depreciation property, plant and equipment	727,133	292,710	1,019,843
Impairment of receivables	—	(12,223)	(12,223)
Freight and haulage	100,005	1,161,936	1,261,941
Employee benefits and social securities	2,421,592	6,809,782	9,231,374
Maintenance	186,019	115,158	301,177
Energy and fuel	210,971	281,614	492,585
Supplies and materials	131,569	231,682	363,251
Mobility and travel	55,899	678,997	734,896
Publicity and advertising	—	700,370	700,370
Contingencies	—	(6,159)	(6,159)
Information technology expenses	—	304,568	304,568
Professional fees and outsourced services	28,188	1,006,110	1,034,298
Professional fees related parties	—	411,352	411,352
Office supplies	19,882	211,263	231,145
Insurance	38,213	238,714	276,927
Obsolescence	111,595	71,677	183,272
Taxes	11,358	2,407,613	2,418,971
Miscellaneous	110,373	179,698	290,071
Total	5,119,487	16,662,087	21,781,574

6

Schedule of financial results

Finance income	12/31/2019	12/31/2018

Interest generated by assets	2,158,848	207,817
Other finance income	35,360	—
	2,194,208	207,817

Finance costs

Interest generated by liabilities with the parent	(1,341,181)	(22,125)
Interest generated by liabilities	(13,717,389)	(11,363,229)
Financial commissions	(757,751)	(1,058,499)
Other financial loss	(18,102)	(167,822)
	(15,834,423)	(12,611,675)

Other finance results
Exchange differences generated by assets	21,922,850	25,492,428
Exchange differences generated by liabilities	(36,862,783)	(37,603,766)
Changes in fair value of financial assets or liabilities and other financial results	2,747,580	90,122
Net gain of inflation effect on monetary items	5,963,892	9,865,802
	(6,228,461)	(2,155,414)
Total net finance results	(19,868,676)	(14,559,272)